Consolidated Statements Of Changes In Stockholders’ Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, amount at Jan. 30, 2010
Issuance of restricted stock, amount	$ 0	$ 0
Issuance of restricted stock, shares (in Shares)	114,940
Shares issued pursuant to exercise of stock options	0	12		12
Shares issued pursuant to exercise of stock options (in Shares)	8,375
Stock-based compensation		827		827
Adjustment to reflect a deferred tax liability for indefinite-lived intangible asset		(965)		(965)
Net loss			(21,643)	(21,643)
Balance, amount at Jan. 29, 2011	31	98,510	(14,497)	84,044
Balance, shares (in Shares) at Jan. 29, 2011	31,432,531
Issuance of restricted stock, amount	0	0
Issuance of restricted stock, shares (in Shares)	294,114
Stock-based compensation		734		734
Net loss			(22,670)	(22,670)
Balance, amount at Jan. 28, 2012	32	99,244	(37,167)	62,109
Balance, shares (in Shares) at Jan. 28, 2012	31,726,645
Issuance of restricted stock, net of cancellations	0	0
Issuance of restricted stock, net of cancellations (in Shares)	212,970
Stock-based compensation		698		698
Net loss			(21,554)	(21,554)
Balance, amount at Feb. 02, 2013	$ 32	$ 99,942	$ (58,721)	$ 41,253
Balance, shares (in Shares) at Feb. 02, 2013	31,939,615